Employee Benefits - Summary of Expected Future Contribution and Estimated Future Benefit Payments (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2018 INR (₨)
Disclosure of defined benefit plans [abstract]
Expected contribution to the fund during the year ending March 31, 2019	₨ 1,162
Expected benefit payments from the fund for the year ending March 31, 2019	1,338
Expected benefit payments from the fund for the year ending March 31, 2020	1,062
Expected benefit payments from the fund for the year ending March 31, 2021	1,059
Expected benefit payments from the fund for the year ending March 31, 2022	1,065
Expected benefit payments from the fund for the year ending March 31, 2023	1,053
Thereafter	5,454
Total	₨ 11,031